Segment reporting	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Segment reporting
Segment reporting
Nomad has one reporting and operating segment, ‘Frozen’, reflected in the segment presentation below for the periods presented.
Segment Adjusted EBITDA

		Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
	Note	€m	€m	€m
Profit for the period		170.5	136.5	36.4
Taxation		56.6	32.0	39.6
Net financing costs		56.0	74.4	62.1
Depreciation	12	39.3	35.9	43.3
Amortization	13	7.0	6.5	7.8
EBITDA		329.4	285.3	189.2
Acquisition purchase price adjustments		5.7	—	—
Exceptional items	7	17.7	37.2	134.5
Other add-backs		23.6	5.6	1.2
Adjusted EBITDA		376.4	328.1	324.9

Acquisition purchase price adjustments relate to the reversal of the non-cash increase applied to inventory acquired in business combinations to value it at fair value as opposed to cost.
Other add-backs include the elimination of share-based payment expense and related employer payroll expense of €14.7 million (2017: €2.6 million, 2016: €1.2 million) and elimination of M&A related investigation costs, professional fees and transaction costs of €8.9 million (2017: €3.0 million, 2016: nil). We exclude these costs because we do not believe they are indicative of our normal operating costs, can vary significantly in amount and frequency, and are unrelated to our underlying operating performance.
No information on segment assets or liabilities is presented to the CODM.
Product information
Management considers the products it sells belong to one category, being ‘Frozen’.
Geographical information
External revenue by geography

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
	€m	€m	€m
United Kingdom	585.4	411.9	437.5
Italy	383.6	371.4	348.5
Germany	310.2	300.3	267.8
Sweden	174.1	208.0	218.2
France	192.7	170.0	168.9
Norway	122.5	123.3	122.6
Austria	102.4	96.7	92.9
Spain	76.7	81.2	82.6
Rest of Europe	225.2	193.8	188.7
Total external revenue by geography	2,172.8	1,956.6	1,927.7
Non-current assets by geography

	December 31, 2018	December 31, 2017
	€m	€m
United Kingdom	141.5	94.8
Germany	121.8	126.4
Italy	52.5	55.0
Sweden	26.5	26.5
France	17.0	16.7
Norway	14.3	15.7
Rest of Europe	52.4	20.2
Total non-current assets by geography	426.0	355.3

Non-current assets exclude deferred tax assets, goodwill and brands which are not bound to one geographical area.